Investment Objectives and Goals - American Century ETF Trust - Avantis Total Equity Markets ETF	Jan. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Total Equity Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.